Net Loss Per Share	12 Months Ended
Dec. 31, 2024
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

24. NET LOSS PER SHARE

The following table sets forth the basic and diluted net income per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net loss attributable to DDC Enterprise Limited	(122,025,640)	(166,341,733)	(170,196,454)
Accretion of Redeemable Convertible Preferred Shares	(109,089,609)	(110,112,796)	-

Net loss per ordinary share calculation	(231,115,249)	(276,454,529)	(170,196,454)

Denominator:
Weighted average number of Class A ordinary shares	5,461,443	7,219,584	35,334,758
Weighted average number of Class B ordinary shares	875,000	875,000	875,000

Net loss per ordinary share
— Class A - Basic and diluted	(42.32)	(38.29)	(4.82)
— Class B - Basic and diluted	-	-	-

For the years ended December 31, 2023 and 2024, the Redeemable Convertible Preferred Shares, Series seed convertible preferred shares, share options, Warrants and Convertible loans were excluded from the calculation of diluted loss per ordinary share as their inclusion would have been anti-dilutive. 875,000 Class B ordinary shares of the Company were also excluded from the calculation of diluted loss per ordinary share as they are not entitled to dividends and distributions of the Company.

Securities that could potentially dilute basic net loss per ordinary share and that were not included in the computation of diluted net loss per ordinary share because to do so would have been antidilutive for the years ended December 31, 2022, 2023 and 2024 are as follows:

	As of December 31,
	2022	2023	2024
Redeemable Convertible Preferred Shares	4,507,316	-	-
Series seed convertible preferred shares	1,076,501	-	-
Share options issued to employees	1,140,920	1,825,729	-
Share options issued in connection with business combinations	268,781	280,719	-
Share options issued in connection with termination of VIEs	22,509	22,509	-
Warrants	245,392	15,815	-
Convertible loans *	334,042	571,888	508,980
Options	422,607	-	-

*	Represents the number of potentially dilutive ordinary shares equivalent on as-if-converted basis, calculated by the fixed monetary value of US$4,957,384, US$2,976,80 and US$1,397,495 divided by the estimated fair value of ordinary shares as of December 31, 2022, 2023 and 2024, respectively, which were assumed to be the conversion prices as of December 31, 2022, 2023 and 2024, respectively.